PREPAYMENTS AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS
Prepaid insurance premium		¥ 111,537		¥ 114,088	¥ 111,537
Loan receivable		1,689,102		6,697,096	1,689,102	$ 970,988
Less: Allowance for credit losses		(5,521)		(8,118)	(5,521)
Total		¥ 2,435,057		¥ 3,290,903	¥ 2,435,057	$ 477,136
Term of loan agreement				1 year	1 year
Loan One
PREPAYMENTS AND OTHER CURRENT ASSETS
Interest-free half-year loan				¥ 23,000
Loan Agreement With Yushan Jinko [Member]
PREPAYMENTS AND OTHER CURRENT ASSETS
Term of loan agreement	6 years	6 years	6 years
Interest-free half-year loan	¥ 100,000	¥ 100,000	¥ 200,000		¥ 100,000
Foreign exchange option
PREPAYMENTS AND OTHER CURRENT ASSETS
Value-added tax deductible		1,705,159		1,374,909	1,705,159
Deposit for customer duty, bidding and others		142,442		181,371	142,442
Prepayment for income tax and deferred charges		129,931		233,744	129,931
Receivables related to disposal of land use rights and property, plant and equipment		111,804		378,900	111,804
Receivables related to discount from a supplier		110,050		324,002	110,050
Prepayment of electricity and others		91,334		153,021	91,334
Prepaid insurance premium		6,675		7,281	6,675
Employee advances		6,274		3,944	6,274
Refund receivable of U.S. countervailing duties and anti-dumping duties				480,535
Rental deposit and prepayment		3,606		1,643	3,606
Receivable of option exercised		1,169			1,169
Prepaid professional service fee		307			307
Loan receivable				23,459
Others		131,827		136,212	131,827
Less: Allowance for credit losses		(5,521)		(8,118)	(5,521)
Total		¥ 2,435,057		¥ 3,290,903	¥ 2,435,057
Maturity period of derivative				12 months